Related party balances and transactions (Details 3) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Total		¥ 1,175	$ 184	¥ 5,146
Hangzhou Ruituo Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Total		708	111	483
Key Management And Their Immediate Family Members [Member]
Related Party Transaction [Line Items]
Total	[1]	0	0	3,092
Mr Hong Yao [Member]
Related Party Transaction [Line Items]
Total	[1]	7	1	700
Other Related Service Center Operation Partners [Member]
Related Party Transaction [Line Items]
Total		384	61	0
Others Related Party [Member]
Related Party Transaction [Line Items]
Total		¥ 76	$ 11	¥ 871

[1]	The balance mainly represents investment balance due to related parties who are also investors on the platform.